Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of components of income tax benefit /(expense)

EURm	2021	2020	2019
Current tax	(409)	(295)	(367)
Deferred tax	137	(2 961)	229
Total	(272)	(3 256)	(138)

Schedule of the income tax expense reconciliation

EURm	2021	2020	2019
Income tax expense at statutory rate	(385)	(149)	(31)
Permanent differences	47	90	53
Non-creditable withholding taxes	(37)	(37)	(31)
Income taxes for prior years(1)	95	26	(13)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(57)	(39)	(8)
Effect of deferred tax assets not recognized(2)	(77)	(3 202)	(99)
Benefit arising from previously unrecognized deferred tax assets	187	105	29
Net increase in uncertain tax positions	(29)	(12)	(6)
Change in income tax rates	17	(12)	(30)
Income taxes on undistributed earnings	(33)	(26)	(2)
Total	(272)	(3 256)	(138)

(1)  In 2021, relates primarily to a tax benefit related to past operating model integration.

(2)   In 2020, includes a derecognition of deferred tax assets related to Finland.

Schedule of deferred assets and liabilities

	2021			2020
	Deferred	Deferred		Deferred	Deferred
EURm	tax assets	tax liabilities	Net balance	tax assets	tax liabilities	Net balance
Tax losses carried forward and unused tax credits	794	–		720	–
Undistributed earnings	–	(136)		–	(104)
Intangible assets and property, plant and equipment	1 167	(176)		1 020	(291)
Right-of-use assets	–	(210)		–	(197)
Defined benefit pension assets	–	(2 052)		3	(1 233)
Other non-current assets	49	(34)		27	(40)
Inventories	79	(13)		120	(8)
Other current assets	152	(81)		98	(46)
Lease liabilities	165	–		164	(3)
Defined benefit pension and other post-employment liabilities	1 023	–		1 045	(7)
Other non-current liabilities	1	–		–	–
Provisions	82	(87)		251	(86)
Other current liabilities	300	(55)		200	(63)
Other temporary differences	36	(14)		5	(13)
Total before netting	3 848	(2 858)	990	3 653	(2 091)	1 562
Netting of deferred tax assets and liabilities	(2 576)	2 576	–	(1 831)	1 831	–
Total after netting	1 272	(282)	990	1 822	(260)	1 562

Schedule of movements in the net deferred tax balance

EURm	2021	2020	2019
As of 1 January	1 562	4 734	4 561
Adoption of new IFRS standards(1)	–	–	(1)
Recognized in income statement, continuing operations	137	(2 961)	229
Recognized in income statement, discontinued operations	–	1	–
Recognized in other comprehensive income	(753)	(115)	(84)
Recognized in equity	–	2	(7)
Acquisitions through business combinations and disposals	(6)	4	–
Translation differences	50	(103)	36
As of 31 December	990	1 562	4 734

(1) In 2019, adoption of IFRS 16, Leases.

Schedule of temporary differences, tax losses carried forward and tax credits for which no deferred tax asset was recognized due to uncertainty of utilization

EURm	2021	2020
Temporary differences	13 487	14 258
Tax losses carried forward	19 393	19 021
Tax credits	342	341
Total	33 222	33 620

Schedule of expiry of tax losses carried forward and unused tax credits

	2021			2020
EURm	Recognized	Unrecognized	Total	Recognized	Unrecognized	Total
Tax losses carried forward
Within 10 years	132	2 508	2 640	163	2 364	2 527
Thereafter	–	3	3	7	–	7
No expiry	2 172	16 882	19 054	1 810	16 657	18 467
Total	2 304	19 393	21 697	1 980	19 021	21 001
Tax credits
Within 10 years	32	325	357	29	326	355
Thereafter	49	4	53	36	2	38
No expiry	177	13	190	206	13	219
Total	258	342	600	271	341	612